Financial Instruments and Risk - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Cost Method Investments [Line Items]
Average days to maturity of Company's portfolio of cash equivalents and marketable securities		45 days	61 days
Maximum [Member]
Schedule Of Cost Method Investments [Line Items]
Maturity period of securities	1 year	1 year